Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Plan Assets
The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Change in benefit obligation:
Benefit obligation at beginning of year	992	1,008	109	99
Service cost	39	32	26	23
Interest cost	38	36	4	3
Employee contributions	7	6	—	—
Plan amendments	6	3	—	—
Benefits paid	(40)	(39)	(15)	(12)
Effect of settlement	(5)	(11)	—	—
Actuarial (gain) loss	(21)	(5)	3	1
Foreign currency translation	75	(38)	15	(5)
Benefit obligation at end of year	1,091	992	142	109

Change in plan assets:
Plan assets at fair value at beginning of year	646	654	—	—
Actual return on plan assets	37	18	—	—
Employer contributions	21	25	—	—
Employee contributions	7	6	—	—
Benefits paid	(27)	(25)	—	—
Effect of settlement	(1)	(11)	—	—
Foreign currency translation	34	(21)	—	—
Plan assets at fair value at end of year	717	646	—	—
Funded status	(374)	(346)	(142)	(109)

Amounts recorded in the consolidated balance sheets
Other investments and other non-current assets	20	22	—	—
Other payables and accrued liabilities	(19)	(15)	(4)	(10)
Other non-current liabilities	—	—	(138)	(99)
Post-employment benefit obligations (1)	(375)	(353)	—	—
Net amount recorded	(374)	(346)	(142)	(109)
(1)    The Company also sponsors a non‑qualified deferred compensation plan in the United States for certain employees. As of December 31, 2025, the related obligation of $28 million is included within “Post‑employment benefit obligations” in the consolidated balance sheet for a total Post-employment benefit obligations of $403 million.

Accumulated Other Comprehensive Income (Loss) Before Tax Effects
The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
In accumulated other comprehensive loss as of December 31, 2023	69	(1)	68
Net amount generated/arising in current year	7	3	10
Amortization	(8)	—	(8)
Foreign currency translation adjustment	(1)	—	(1)
In accumulated other comprehensive loss as of December 31, 2024	67	2	69
Net amount generated/arising in current year	(27)	6	(21)
Amortization	(9)	—	(9)
In accumulated other comprehensive loss as of December 31, 2025	31	8	39

Schedule of Accumulated Benefit Obligations	The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Accumulated benefit obligations	974	880	71	45

Components of Net Periodic Benefit Cost
The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Service cost	39	32	28	26	23	17
Interest cost	38	36	35	4	3	3
Expected return on plan assets	(31)	(29)	(24)	—	—	—
Amortization of actuarial net loss (gain)	9	8	6	3	1	(2)
Amortization of prior service cost	—	—	1	—	—	—
Effect of settlement	2	—	1	—	—	—
Effect of curtailment	1	—	—	—	—	—
Net periodic benefit cost	58	47	47	33	27	18

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets
The weighted average assumptions used to determine the benefit obligation and the periodic benefit costs for pension plans and other long-term benefits were as follows:

	2025	2024	2023
Benefit obligation
Discount rate	3.97%	3.86%	3.73%
Salary increase rate	2.78%	2.40%	2.17%
Net periodic benefit cost
Discount rate	3.86%	3.73%	4.18%
Salary increase rate	2.40%	2.17%	2.31%
Expected long-term rates of return on plan assets	4.77%	3.01%	2.66%

Pension Plan Asset Allocation
The Company’s pension plan asset allocation as of December 31, 2025 and December 31, 2024 is as follows:

	Percentage of Plan Assets at December
Asset Category	2025	2024
Cash and cash equivalents	3%	1%
Equity securities	26%	14%
Government debt securities	11%	10%
Corporate debt securities	13%	14%
Investments in funds(a)	9%	16%
Real estate	9%	1%
Other (mainly insurance assets – contracts and reserves)	29%	44%
Total	100%	100%

(a)     As of December 31, 2025, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (72%) - mainly corporate bonds, time deposits and money market (4%), equities (22%) and other instruments (2%). As of December 31, 2024, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (69%) - mainly corporate bonds, time deposits and money market (15%), equities (14%) and other instruments (2%).

Pension Plan Asset Allocation Including Fair-Value Measurements
The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2025 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	17	17	—	—
Equity securities	185	72	97	16
Government debt securities	80	—	80	—
Corporate debt securities	95	—	95	—
Investment funds	65	17	47	1
Real estate (1)	62	—	8	54
Other (mainly insurance contracts and other alternative investments) (2)	213	—	10	203
TOTAL	717	106	337	274
(1)    Level 3 real estate assets are valued at their earnings value, which is based on the capitalization of sustainably realizable rents, specifically from the rental status as at the balance sheet date.
(2)    In 2025, Trustees of the United Kingdom pension plans entered into an agreement with an insurer for the bulk annuity purchase of the plans, covering 100% of the plan’s members. This agreement, or buy-in, resulted in an exchange of plan assets for an annuity that covers the plan’s future projected benefit obligations. The initial value equals the premium paid to the insurer, and subsequent fair-value changes reflect current buy-in pricing assumptions (inflation and discount rates tied to gilt curves). The largest component of other assets reflect those bulk annuity contracts (buy-ins).
The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2024 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	7	7	—	—
Equity securities	91	1	90	—
Government debt securities	63	—	63	—
Corporate debt securities	94	—	77	17
Investment funds	106	16	90	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	275	—	60	215
TOTAL	646	24	390	232

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2025 and December 31, 2025 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2025	232
Contributions (employer and employee)	7
Actual return on plan assets (b)	13
Net benefit payments (a)	(4)
Net transfers in (out of) Level 3 (d)	10
Foreign currency translation adjustment (c)	16
December 31, 2025	274

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.
(b)    Included in non operating expenses in the consolidated statement of income.
(c)    Unrealized losses included in the consolidated statement of comprehensive income.
(d)    Net transfers in (out of) Level 3 primarily reflect the addition of insurance buy-in contracts in the United Kingdom, partially offset by the transfer out of assets in connection with a change from a fully insured to a semi-autonomous arrangement in the Swiss main plan with assets mainly composed of corporate and government bonds, real estate, and equities.
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2024 and December 31, 2024 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2024	233
Contributions (employer and employee)	25
Actual return on plan assets (b)	15
Net benefit payments (a)	(13)
Settlements (b)	(11)
Foreign currency translation adjustment (c)	(17)
December 31, 2024	232

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.
(b)    Included in non operating expenses in the consolidated statement of income.
(c)    Unrealized gains included in the consolidated statement of comprehensive income.

Estimated Future Benefit Payments	The Company’s estimated future benefit payments as of December 31, 2025 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2026	79	4
2027	77	13
2028	63	12
2029	68	13
2030	75	15
From 2031 to 2035	430	72